Disposal of assets and other changes in organizational structure (Tables)	6 Months Ended
Jun. 30, 2022
Disposal Of Assets And Other Changes In Organizational Structure
The major classes of assets and related liabilities classified as held for sale are shown in the following table:

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					06.30.2022	12.31.2021
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	7	−	7	13
Trade receivables	-	−	38	−	38	31
Inventories	-	83	1	−	84	73
Investments	-	54	271	2	327	210
Property, plant and equipment	5,025	161	1	2	5,189	1,975
Others	-	2	145	−	147	188
Total	5,025	300	463	4	5,792	2,490
Liabilities on assets classified as held for sale
Trade payables	-	-	1	-	1	2
Finance debt	-	-	-	35	35	1
Provision for decommissioning costs	1,756	-	-	-	1,756	833
Others	-	-	30	-	30	31
Total	1,756	−	31	35	1,822	867

Schedule of transactions pending

The following table presents the transactions for which agreements were signed in the six-month period ended June 30, 2022:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.	3R Potiguar SA, subsidiary of 3R Petroleum Óleo e Gás SA	January 2022	1,385	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	February 2022	478	b
Sale of the Company's entire interest in the Albacora Leste concession, located predominantly in deep waters in the Campos Basin.	Petro Rio Jaguar Petróleo Ltda. (PetroRio), subsidiary of Petro Rio S.A.	April 2022	1,951	c
Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.	Cepsa Química S.A.	April 2022	112	d
Sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará.	Grepar Participações Ltda.	May 2022	34	e
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters in the post-salt, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022	15	f
(*) Amounts considered at the signing of the transaction, not including contingent assets.
(**) Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.

Schedule of closed transactions

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*) (**)	Gain/ (loss) (***)	Further information
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	July 2021 (S) February 2022 (C)	300	334	a
Sale of the Company's entire interest in 14 onshore production fields (Polo Recôncavo), in the state of Bahia	3R Candeias S.A, wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020 (S) May 2022 (C)	256	215	b
Total			556	549
(*) Amounts considered at the signing of the transaction, not including contingent assets. Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.
(**) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(***) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

Schedule of contingent asset from disposal investments

Transaction	Closing date	Amounts subject to recognition	Assets recognized in Jan-Jun/2022	Assets recognized in previous periods
Sale in previous years
Riacho of Forquilha group of fields	December/2019	62	8	−
Pampo and Enchova group of fields	July/2020	650	125	36
Baúna field	November/2020	285	95	17
Frade field	February/2021	20	−	−
Ventura group of fields	July/2021	43	−	43
Miranga group of fields	December/2021	85	33	15
Cricare group of fields	December/2021	118	20	−
Total			281	111